Non-controlling Interests	12 Months Ended
Dec. 31, 2013
NON-CONTROLLING INTERESTS [Abstract]
Noncontrolling Interest
19.	NON-CONTROLLING INTERESTS

Non-controlling interests as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Non-controlling interests in Actoz	30,720	286,924
Non-controlling interests in other subsidiaries	22,590	23,443
	53,310	310,367

The movements of non-controlling interests during the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the Years Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	238,864	257,158	53,310
Add:
Non-controlling interests arising from business combination	4,062	5,533	1,983
Capital contribution to subsidiaries by non-controlling interests*	—	7,116	194,811
Net income attributable to non-controlling interests	21,116	23,165	40,088
Share-based compensation of subsidiaries	8,326	8,886	10,449
Exercise of share options of a subsidiary	5,349	4,920	462
Less:
Currency translation adjustments of subsidiaries	(19,587)	9,444	9,640
Contribution by non-controlling shareholders related to transfer of a portion of subsidiary Eyedentity’s equity from Shanda Games International to Actoz (see Note 4)	—	(260,077)	—
Disposal of a subsidiary	—	(2,835)	(391)
Change of equity in an affiliated company of a subsidiary	(972)	—	15
Balance at the end of year	257,158	53,310	310,367

*The capital contribution to subsidiaries by non-controlling interests mainly represents capital contributions from non-controlling interests to subsidiaries which are majority-owned. The Group contributed a total amount of RMB15.2 million and RMB221.7 million to the subsidiaries affected by such non-controlling interest contributions for its controlling interests in 2012 and 2013, respectively. For the year ended December 31, 2013, the significant capital contribution by non-controlling interests represented funds raised in a rights offering by the Group’s majority-owned subsidiary Actoz. The Group participated in this rights offering in a pre-emptive fashion to maintain approximately the same percentage of ownership interest in the capital shares of Actoz.